GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Salaries and benefits	$ 585	$ 383	$ 1,440	$ 1,069
Office and miscellaneous	308	391	1,266	1,008
Management and consulting fees	126	109	391	312
Professional fees	240	195	709	898
Investor relations	44	49	225	216
Regulatory and compliance fees	52	35	145	126
Directors fees	38	43	128	132
Depreciation	39	38	114	108
Travel and promotion	23	37	100	130
General and administrative expenses	$ 1,455	$ 1,280	$ 4,518	$ 3,999